Accrued Pension And Severance Costs (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (196)	¥ (183)
Accrued pension and severance costs	(20,186)	(18,255)
Amounts recognized in the consolidated balance sheets	(20,382)	(18,438)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(107)	(389)
Accrued pension and severance costs	(6,389)	(5,189)
Amounts recognized in the consolidated balance sheets	¥ (6,496)	¥ (5,578)